UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22574

WHITEBOX MUTUAL FUNDS

(exact name of registrant as specified in charter)

3033 Excelsior Boulevard, Suite 300

Minneapolis, MN 55416

(Address of principal executive offices) (Zip code)

Bruce W. Nordin, President

Whitebox Mutual Funds

3033 Excelsior Boulevard, Suite 300

Minneapolis, MN 55416

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-253-6001

Date of fiscal year end:     October 31

Date of reporting period:  November 1, 2011 - April 30, 2012

Copies to:

Matthew L. Thompson, Esq.	Richard L. Teigen, Esq.
Faegre & Benson LLP	Foley & Lardner LLP
90 South 7th Street, Suite 2200	777 East Wisconsin Avenue
Minneapolis, MN 55402	Milwaukee, WI 53202

Item 1.	Reports to Stockholders.

Whitebox Mutual Funds	Shareholder Letter
April 30, 2012 (Unaudited)

For the fiscal period ended April 30, 2012, Whitebox Tactical Opportunities Fund Advisor Shares (WBMRX) realized a positive total return of 10.50%. Of the fund’s two designated benchmarks, the S&P 500 was up 11.88% for the same time period, and the Barclays U.S. Aggregate Bond Index was up 1.41%.

Our returns were driven primarily by our equity positions, which accounted for 12.0% of the fund’s total return. Our high-yield bond portfolio contributed 0.8% of the fund’s total return, and our equity put positions, a hedge against adverse moves in the equity and high yield bond markets, contributed -2 .3%.

In our first five months of operation we had two favorite trades. The first of these trades consisted of buying blue chip American companies with attractive earnings yields, relatively little exposure to recession risk, strong balance sheets, lots of cash, and that are using the cash intelligently, usually by buying back shares. We believed not only that these companies were underpriced but that unlike, say, commodity-dominated large caps, they would do relatively well if the U.S. economy should slip back into recession.

The second of our favorite trades was large financials selling below book value. The only justification for these companies to be priced below book is the fear that there might be another U.S. financial panic, an event we think is very unlikely. We still believe in both of these trades, and both are likely to be fairly long term: despite their recent surge, it may take many months or in some cases years for these shares to come all the way back to fair value, and there may be some bumps and dips along the way. But these positions are held for the long haul, not for the short-term bump we just endured (and admittedly enjoyed).

From early February through late April, we held equity put options notionally equivalent to about 60% of our long equity positions. (In other words, had the options come into play they would have effectively represented a short equity position equivalent to about 60% of our long equity position). The puts served as a hedge against extreme negative moves in either the high-yield market (at the time we held long positions in an Exchange-Traded Fund comprised of high-yield bonds) or equity markets. In late April because of rising option prices we let the put options expire; that form of insurance had become too expensive. We also closed out our high-yield bond position. Our average cash position since December 1, 2011, has been roughly 30%.

Since our puts options expired, looking forward, we intend to use a part of our cash to purchase new downside protection in the form of short positions in small cap stocks, in the form of both individual shorts and the Russell 2000 Index. We believe small cap stocks are overpriced relative to large cap stocks.

We also plan on adding long positions in natural gas Exploration and Production companies, which we think are underpriced due to the recent decline in the price of natural gas. The potential of natural gas as a source of energy, heating, transport, and numerous other technological possibilities makes this position one with the potential for a lot of growth.

The Shareholder Letter and other information included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, Management believes these forward looking statements to be reasonable, although they are inherently uncertain and difficult to predict and there is no guarantee of their accuracy. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Semi-Annual Report | April 30, 2012	1

Whitebox Mutual Funds	Shareholder Letter
April 30, 2012 (Unaudited)

Glossary of terms

Barclays Capital U.S. Aggregate Bond Index: An unmanaged index of investment-grade fixed-rate debt issues with maturities of at least one year. One cannot invest directly in an index.

Blue chip: A nationally recognized, well-established and financially sound company.

Book Value: The net asset value of a company, calculated by total assets minus intangible assets (patents, goodwill) and liabilities.

Cash flow yield: An overall return evaluation of a stock, which standardizes the cash flow per share is expected to earn against its market price per share

Commodity: A basic good used in commerce that is interchangeable with other commodities of the same type. Commodities are most often used as inputs in the production of other goods or services.

Double-dip: Or double-dip recession, when gross domestic product slides back to negative after a short-term period of positive growth.

Equity Puts: An option contract giving the owner the right, but not the obligation, to sell a specified amount of an equity at a set price within a specified time.

Exchange-Traded Fund: A security that tracks an index, a commodity or a basket of assets like an index fund, but trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold.

Large Cap: A term used by the investment community to refer to companies with a market capitalization value of more than $10 billion. “Large cap” is an abbreviation of the term “large market capitalization.” Market capitalization is calculated by multiplying the number of a company’s shares outstanding by its stock price per share.

Long Position: The acquisition of a security such as a stock, commodity or currency with the expectation that the asset will rise in value.

Russell 2000 Index: An index measuring the performance of the 2,000 smallest companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. One cannot invest directly in an index.

Short Position: The sale of a borrowed security, commodity, or currency with the expectation that the asset will fall in value.

Small Cap: Refers to stocks with a relatively small market capitalization. The definition of small cap can vary among brokerages, but generally it is a company with a market capitalization of between $300 million and $2 billion.

S&P 500 Index: A capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy based on the changing aggregate market value of these 500 stocks. One cannot invest directly in an index.

2	www.whiteboxmutualfunds.com

Whitebox Tactical Opportunities Fund	Performance Update
April 30, 2012 (Unaudited)

Cumulative Total Returns (For the period ended April 30, 2012)

			Total Annual	Net Annual
	Calendar YTD	Since Inception*	Fund Operating Expenses	Fund Operating Expenses
Whitebox Tactical Opportunities Fund – Investor Class (NAV)	9.20%	10.40%	1.71%	1.60%
Whitebox Tactical Opportunities Fund – Investor Class (MOP)	4.29%	5.43%	1.71%	1.60%
Whitebox Tactical Opportunities Fund – Advisor Class	9.30%	10.50%	1.71%	1.60%
Whitebox Tactical Opportunities Fund – Institutional Class	9.40%	10.60%	1.46%	1.35%
Benchmarks
S&P 500® Index	11.16%	12.32%
Barclays U.S. Aggregate Bond Index	1.41%	2.70%

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. All returns reflect reinvested dividends and capital gains distributions, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Funds redeemed or exchanged within 60 days of purchase are subject to a 2% redemption fee. Performance does not reflect this fee, which if deducted would reduce an individual’s return.

Call 855.296.2866 for current month-end performance.

* Fund inception date of December 1, 2011.

Performance shown for the Investor Class at Maximum Offering Price (MOP) includes the Fund’s maximum sales charge of 4.50%. Performance shown at Net Asset Value (NAV) does not include this charge and would have been lower had this charge been taken into account.

The Fund’s investment adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than 1.60%, 1.60% and 1.35% of the Fund’s Investor Shares, Advisor Shares and Institutional Shares, respectively, exclusive of interest, taxes, dividend expense, borrowing costs, acquired fund fees and expenses, interest expense related to short sales, and extraordinary expenses.

The expense ratios shown are from the Fund’s prospectus dated December 1, 2011. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period.

Semi-Annual Report | April 30, 2012	3

Whitebox Tactical Opportunities Fund	Performance Update
April 30, 2012 (Unaudited)

Growth of $10,000 (December 1, 2011* through April 30, 2012)

The chart represents historical performance of a hypothetical investment of $10,000 in the Investor share class, which included a sales charge, since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

* Fund inception date of December 1, 2011.

4	www.whiteboxmutualfunds.com

Whitebox Tactical Opportunities Fund	Disclosure of Fund Expenses
April 30, 2012 (Unaudited)

As a shareholder of the Whitebox Tactical Opportunities Fund (the “Fund”), you will incur two types of costs: (1) transaction costs, including applicable sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees (the Fund imposes a 2.00% redemption fee on shares held for 60 calendar days or less after purchase); and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested on November 1, 2011 and held until April 30, 2012.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees or exchange fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 11/01/11	ENDING ACCOUNT VALUE 04/30/12	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 11/01/11 - 04/30/12
Investor Class
Actual(c)	$1,000.00	$1,104.00	1.60%	$6.94
Hypothetical	$1,000.00	$1,016.91	1.60%	$8.02
Advisor Class
Actual(c)	$1,000.00	$1,105.00	1.60%	$6.95
Hypothetical	$1,000.00	$1,016.91	1.60%	$8.02
Institutional Class
Actual(c)	$1,000.00	$1,106.00	1.35%	$5.86
Hypothetical	$1,000.00	$1,018.15	1.35%	$6.77

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses. Includes impact of expense waivers.
(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 366.
(c)	Commenced operations on December 1, 2011.

Semi-Annual Report | April 30, 2012	5

Whitebox Tactical Opportunities Fund	Schedule of Investments
April 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (53.99%)
Communications (4.05%)
Internet (3.37%)
Ancestry.com, Inc.(a)	2,745	$73,292
IAC/InterActiveCorp(b)	827	39,820
Symantec Corp.(a)	5,294	87,457

		200,569

Telecommunications (0.68%)
Corning, Inc.(b)	2,829	40,596

Total Communications		241,165

Consumer, Cyclical (10.41%)
Airlines (1.91%)
Delta Air Lines, Inc.(a)	1,592	17,448
Hawaiian Holdings, Inc.(a)(b)	5,406	30,598
Republic Airways Holdings, Inc.(a)	4,607	23,450
United Continental Holdings, Inc.(a)	1,929	42,284

		113,780

Retail (8.50%)
Best Buy Co., Inc.(b)	3,451	76,164
Brinker International, Inc.	1,449	45,600
Ezcorp, Inc., Class A(a)	2,307	61,805
Famous Dave’s of America, Inc.(a)	5,125	51,096
GameStop Corp., Class A	2,220	50,527
The Gap, Inc.	1,519	43,291
Staples, Inc.(b)	4,893	75,352
Wal-Mart Stores, Inc.(b)	1,735	102,209

		506,044

Total Consumer, Cyclical		619,824

Consumer, Non-cyclical (3.44%)
Beverages (0.98%)
Dr. Pepper Snapple Group, Inc.	1,440	58,435

Commercial Services (1.01%)
The Western Union Co.	3,288	60,434

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Whitebox Tactical Opportunities Fund	Schedule of Investments
April 30, 2012 (Unaudited)

	Shares	Value
Healthcare-Services (1.45%)
WellPoint, Inc.	1,270	$86,131

Total Consumer, Non-cyclical		205,000

Energy (1.64%)
Oil&Gas (1.64%)
Repsol YPF SA(a)	5,068	97,306

Total Energy		97,306

Financial (25.28%)
Banks (6.39%)
Bank of America Corp.(b)	12,878	104,441
Citigroup, Inc.(b)	2,579	85,210
The Goldman Sachs Group, Inc.(b)	796	91,659
Morgan Stanley(b)	5,723	98,894

		380,204

Closed-end Funds (10.31%)
Eaton Vance Limited Duration Income Fund	9,260	150,938
First Trust High Income Long/Short Fund	8,334	151,679
Helios Advantage Income Fund, Inc.	5,730	52,200
Invesco Van Kampen Senior Income Trust	21,400	102,506
Nuveen Floating Rate Income Fund	13,059	156,447

		613,770

Diversified Financial Services (2.05%)
Ameriprise Financial, Inc.(b)	992	53,776
Ocwen Financial Corp.(a)	4,577	68,243

		122,019

Insurance (3.72%)
Berkshire Hathaway, Inc., Class B(a)	1,000	80,450
Hartford Financial Services Group, Inc.	2,440	50,142
MetLife, Inc.	2,519	90,760

		221,352

Private Equity (1.67%)
American Capital Ltd.(a)	10,000	99,300

Semi-Annual Report | April 30, 2012	7

Whitebox Tactical Opportunities Fund	Schedule of Investments
April 30, 2012 (Unaudited)

	Shares	Value
Real Estate (0.67%)
AV Homes, Inc.(a)	3,199	$39,891

Savings & Loans (0.47%)
Hudson City Bancorp, Inc.	3,930	27,746

Total Financial		1,504,282

Industrial (1.36%)
Aerospace/Defense (1.36%)
L-3 Communications Holdings, Inc.(b)	542	39,859
Lockheed Martin Corp.	453	41,014

		80,873

Total Industrial		80,873

Technology (7.81%)
Computers (0.87%)
CACI International, Inc., Class A(a)	847	51,777

Semiconductors (5.07%)
Applied Materials, Inc.(b)	7,102	85,153
GT Advanced Technologies, Inc.(a)(b)	9,040	58,850
QLogic Corp.(a)	3,240	55,890
QUALCOMM, Inc.	1,591	101,570

		301,463

Software (1.87%)
BMC Software, Inc.(a)	1,285	53,019
Microsoft Corp.(b)	1,826	58,468

		111,487

Total Technology		464,727

TOTAL COMMON STOCKS (Cost $3,053,036)		3,213,177

EXCHANGE TRADED FUNDS (8.26%)
Debt Fund (6.68%)
iShares® iBoxx $ High Yield Corporate Bond Fund	2,180	198,816

8	www.whiteboxmutualfunds.com

Whitebox Tactical Opportunities Fund	Schedule of Investments
April 30, 2012 (Unaudited)

	Shares	Value
Debt Fund (continued)
SPDR® Barclays Capital High Yield Bond ETF	5,000	$198,650

		397,466

Equity Fund (1.58%)
Energy Select Sector SPDR® Fund	1,324	94,229

TOTAL EXCHANGE TRADED FUNDS (Cost $484,152)		491,695

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS (1.50%)
Purchased Call Options (0.58%)
3M Co.	07/21/2012	$87.50	10	$3,300
Apache Corp.	07/21/2012	100.00	10	2,910
CA, Inc.	05/19/2012	26.00	20	1,700
Johnson Controls, Inc.	07/21/2012	32.00	35	5,250
Leucadia National Corp.	06/16/2012	30.00	30	150
Linear Technology Corp.	05/19/2012	34.00	30	375
Medtronic, Inc.	05/19/2012	42.00	40	60
Oracle Corp.	06/16/2012	29.00	30	3,300
SPDR® S&P 500® ETF Trust	06/16/2012	139.00	50	17,450

Total Purchased Call Options				34,495

Purchased Put Options (0.92%)
3M Co.	07/21/2012	87.50	10	2,350
Apache Corp.	07/21/2012	100.00	10	7,550
CA, Inc.	05/19/2012	26.00	40	2,400
CBOE® SPX® Volatility Index	08/22/2012	21.00	50	12,250
iShares® Russell 2000® Index Fund	06/16/2012	82.00	50	14,000
Johnson Controls, Inc.	07/21/2012	32.00	35	6,300
Leucadia National Corp.	06/16/2012	25.00	30	3,600
Linear Technology Corp.	05/19/2012	34.00	30	4,800
Oracle Corp.	06/16/2012	28.00	30	1,290

Total Purchased Put Options				54,540

TOTAL PURCHASED OPTIONS (Cost $138,500)				89,035

Semi-Annual Report | April 30, 2012	9

Whitebox Tactical Opportunities Fund	Schedule of Investments
April 30, 2012 (Unaudited)

		Shares	Value
RIGHTS: 1.30%
Sanofi CVR(a)		57,256	$77,295

TOTAL RIGHTS (Cost $74,723)			77,295

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (38.18%)
Money Market Fund (38.18%)
Wells Fargo Advantage 100% Treasury Money Market Fund(b)	0.01000%	2,272,489	$2,272,489

TOTAL SHORT TERM INVESTMENTS (Cost $2,272,489)			2,272,489

TOTAL INVESTMENTS (103.23%) (Cost $6,022,900)			$6,143,691

Liabilities in Excess of Other Assets (-3.23%)			(192,176)
NET ASSETS (100.00%)			$5,951,515

(a)	Non-income producing security.
(b)	Security position is either entirely or partially held in a segregated account as collateral for options contracts aggregating a total market value of $674,205.

STATEMENT OF WRITTEN OPTIONS

	Expiration Date	Exercise Price	Contracts	Value
WRITTEN CALL OPTIONS
iShares® Russell 2000® Index Fund	6/16/2012	$81.00	(55)	$(16,390)

TOTAL WRITTEN CALL OPTIONS
(Premiums received $14,819)				(16,390)

WRITTEN PUT OPTIONS
The Jones Group, Inc.	5/19/2012	9.00	(70)	(525)

TOTAL WRITTEN PUT OPTIONS
(Premiums received $5,194)				(525)

TOTAL WRITTEN OPTIONS
(Premiums received $20,013)				$(16,915)

10	www.whiteboxmutualfunds.com

Whitebox Tactical Opportunities Fund	Schedule of Investments
April 30, 2012 (Unaudited)

Common Abbreviations:

CBOE - Chicago Board Options Exchange.

CVR - Contingent Value Rights.

ETF - Exchange Traded Fund.

Ltd. - Limited.

SA - Generally designated corporations in various countries, mostly those employing the civil law.

S&P - Standard & Poor’s.

SPDR - Standard & Poor’s depositary receipt.

SPX - S&P 500 Index.

See Notes to Financial Statements.

Sector Allocation Chart as of April 30, 2012

See Notes to Financial Statements.

Semi-Annual Report | April 30, 2012	11

Whitebox Tactical Opportunities Fund	Statement of Assets and Liabilities
April 30, 2012 (Unaudited)

ASSETS:
Investments, at value (cost - see below)	$6,143,691
Receivable for shares sold	20,038
Receivable due from advisor	54,413
Interest and dividends receivable	1,748
Other assets	42,252

Total Assets	6,262,142

LIABILITIES:
Written options, at value (premiums received $20,013)	16,915
Payable to broker for written options	127,801
Payable for investments purchased	91,329
Payable for distribution and service fees	741
Payable to trustees	1,194
Accrued expenses and other liabilities	72,647

Total Liabilities	310,627

NET ASSETS	$5,951,515

NET ASSETS CONSIST OF:
Paid-in capital	$5,726,709
Accumulated net investment income	559
Accumulated net realized gain on investments and written options	100,358
Net unrealized appreciation on investments and written options	123,889

NET ASSETS	$5,951,515

INVESTMENTS, AT COST	$6,022,900
PRICING OF SHARES
Investor Class: (a)
Net Asset Value, offering and redemption price per share	$11.04
Net Assets	$2,490,240
Shares of beneficial interest outstanding	225,493
Maximum offering price per share (NAV/0.9550, based on maximum sales charge of 4.50% of the offering price)	$11.56
Advisor Class:
Net Asset Value, offering and redemption price per share	$11.05
Net Assets	$1,790,589
Shares of beneficial interest outstanding	162,050
Institutional Class:
Net Asset Value, offering and redemption price per share	$11.06
Net Assets	$1,670,686
Shares of beneficial interest outstanding	151,078

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund’s Prospectus.

See Notes to Financial Statements.
12	www.whiteboxmutualfunds.com

Whitebox Tactical Opportunities Fund	Statement of Operations
For the Period Ended December 1, 2011 (Inception) to April 30, 2012 (Unaudited)

INVESTMENT INCOME:
Interest	$94
Dividends	20,583

Total Investment Income	20,677

EXPENSES:
Investment advisory fee	13,351
Administration fee	61,141
Distribution and service fees
Investor Class	1,704
Advisor Class	390
Custodian fee	4,356
Legal and audit fees	41,379
Transfer agent fee	23,229
Trustees’ fees and expenses	31,194
Other expenses	60,613

Total expenses	237,357
Less fees waived/reimbursed by investment advisor
Investor Class	(107,663)
Advisor Class	(23,218)
Institutional Class	(86,358)

Total Net Expenses	20,118

NET INVESTMENT INCOME:	559

Net realized gain on investments	99,888
Net realized gain on written options	470
Net change in unrealized appreciation on investments	120,791
Net change in unrealized appreciation on written options	3,098

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND WRITTEN OPTIONS	224,247

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$224,806

See Notes to Financial Statements.
Semi-Annual Report | April 30, 2012	13

Whitebox Mutual Funds	Statement of Changes in Net Assets

For the Period December 1, 2011 (Inception) to April 30, 2012 (Unaudited)
OPERATIONS:
Net investment income	$559
Net realized gain on investments and written options	100,358
Net change in unrealized appreciation on investments and written options	123,889

Net increase in net assets resulting from operations	224,806

CAPITAL SHARE TRANSACTIONS (NOTE 9):
Investor Class
Shares sold	2,380,827
Shares redeemed, net of redemption fees	(2,500)

Net increase from share transactions	2,378,327

Advisor Class
Shares sold	1,794,320
Shares redeemed, net of redemption fees	(43)

Net increase from share transactions	1,794,277

Institutional Class
Shares sold	1,454,148
Shares redeemed, net of redemption fees	(43)

Net increase from share transactions	1,454,105

Net increase in net assets	5,851,515

NET ASSETS:
Beginning of period	100,000

End of period (including accumulated net investment income of $559)	$5,951,515

See Notes to Financial Statements.
14	www.whiteboxmutualfunds.com

Whitebox Tactical Opportunities Fund	Financial Highlights
Investor Class

For a share outstanding throughout the period presented.

	For the Period December 1, 2011 (Inception) to April 30, 2012 (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.06
Net realized and unrealized gain on investments	0.98

Total from Investment Operations	1.04

NET INCREASE IN NET ASSET VALUE	1.04

NET ASSET VALUE, END OF PERIOD	$11.04

TOTAL RETURN	10.40	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$2,490
RATIOS TO AVERAGE NET ASSETS:
Ratio of net investment income to average net assets	0.04	%(c)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.60	%(c)
Ratio of expenses to average net assets excluding fee waivers and reimbursements	17.40	%(c)
PORTFOLIO TURNOVER RATE	94	%(b)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | April 30, 2012	15

Whitebox Tactical Opportunities Fund	Financial Highlights
Advisor Class

For a share outstanding throughout the period presented.

	For the Period December 1, 2011 (Inception) to April 30, 2012 (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.00	(b)
Net realized and unrealized gain on investments	1.05

Total from Investment Operations	1.05

REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.00	(b)

NET INCREASE IN NET ASSET VALUE	1.05

NET ASSET VALUE, END OF PERIOD	$11.05

TOTAL RETURN	10.50	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$1,791
RATIOS TO AVERAGE NET ASSETS:
Ratio of net investment income to average net assets	0.02	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.60	%(d)
Ratio of expenses to average net assets excluding fee waivers and reimbursements	16.49	%(d)
PORTFOLIO TURNOVER RATE	94	%(c)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.
16	www.whiteboxmutualfunds.com

Whitebox Tactical Opportunities Fund	Financial Highlights
Institutional Class

For a share outstanding throughout the period presented.

	For the Period December 1, 2011 (Inception) to April 30, 2012 (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.00	(b)
Net realized and unrealized gain on investments	1.06

Total from Investment Operations	1.06

REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.00	(b)

NET INCREASE IN NET ASSET VALUE	1.06

NET ASSET VALUE, END OF PERIOD	$11.06

TOTAL RETURN	10.60%	(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$1,671
RATIOS TO AVERAGE NET ASSETS:
Ratio of net investment income to average net assets	0.05%	(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.35%	(d)
Ratio of expenses to average net assets excluding fee waivers and reimbursements	18.70%	(d)
PORTFOLIO TURNOVER RATE	94%	(c)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | April 30, 2012	17

Whitebox Mutual Funds	Notes to Financial Statements
April 30, 2012 (Unaudited)

1. ORGANIZATION

Whitebox Mutual Funds (the “Trust”) was organized as a Delaware statutory trust on June 2, 2011 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open- end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Trust currently offers shares of beneficial interest of Whitebox Tactical Opportunities Fund (the “Fund”). The Fund commenced operations on December 1, 2011. The investment objective of the Fund is to provide investors with a high level of total investment return, consistent with prudent investment management. The Fund is classified as non- diversified as defined in the 1940 Act.

The Fund is authorized to issue its shares in three share classes – Investor Shares (offered generally and subject to a front- end sales charge for investments of up to $1 million and a contingent deferred sales charge for investments $1 million or more), Advisor Shares (offered without a front- end or contingent deferred sales charge only to clients of registered investment advisors and participants in certain employee benefit plans) and Institutional Shares (offered without a front-end or contingent deferred sales charge to institutions and individuals investing at least $5 million).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of the Schedule of Investments:

(a)

Portfolio securities traded on a national securities exchange or in the over- the- counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, sales price on the Composite Market. Lacking any sales, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange or using methods determined by Whitebox Advisors, LLC (the “Advisor”) pursuant to procedures established under the general supervision and responsibility of the Trust’s Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Fund’s securities traded on those foreign exchanges. These are generally categorized as Level 2 in the hierarchy. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortization or accretion. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Advisor. The Pricing Committee for the Trust may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined but prior to the time at which the Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Adviser and other factors as warranted. In making a fair value determination,

18	www.whiteboxmutualfunds.com

Whitebox Mutual Funds	Notes to Financial Statements
April 30, 2012 (Unaudited)

factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments.

(b)

The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (“the Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting their liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 60 days of purchase. For the period ended April 30, 2012, the Fund collected $2 in redemption fees.

(c)

The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Fund accordingly pays no Federal income taxes, and no Federal income tax provision is recorded.

(d)

For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments. Dividend income is recognized on the ex- dividend date, and interest income is recognized on an accrual basis. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes.

(e)

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “Act”) or pursuant to the resale limitations provided by Rule 144 under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered to be illiquid. As of April 30, 2012, the Funds did not hold any restricted securities.

(f)

The Schedule of Investments was prepared in conformity with generally accepted accounting principles In the United States of America (GAAP), which requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedule of Investments. Actual results could differ from those estimates.

3. FAIR VALUE MEASUREMENTS

A three- tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent

Semi-Annual Report | April 30, 2012	19

Whitebox Mutual Funds	Notes to Financial Statements
April 30, 2012 (Unaudited)

of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 -	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date.
Level 2 -	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability.
Level 3 -	Significant unobservable prices or inputs (including the Board of Trustees’, and Pricing Committee’s, own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2012:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$3,213,177	$–	$–	$3,213,177
Exchange Traded Funds	491,695	–	–	491,695
Purchased Options	89,035	–	–	89,035
Rights	77,295	–	–	77,295
Short Term Investments	2,272,489	–	–	2,272,489
Total	$6,143,691	$–	$–	$6,143,691

Other Financial Instruments
Liabilities
Written Options	$(16,915)	$–	$–	$(16,915)
Total	$(16,915)	$–	$–	$(16,915)

(a)	For detailed descriptions of industries, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 during the period ended April 30, 2012. For the period ended April 30, 2012, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable.

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Whitebox Mutual Funds	Notes to Financial Statements
April 30, 2012 (Unaudited)

4. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No.2011-04 amends FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No.2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

5. DERIVATIVE INSTRUMENTS

The Derivatives Statement requires enhanced disclosure about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, the Fund may engage in transactions in options, futures, options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment.

Options and futures can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates and other economic factors. Attempts to use such investments may not be successful and could result in reduction of the Fund’s total return. The Fund could experience losses if the prices of its options or futures positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options and futures traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to the Fund if the other party to the contract defaults.

The Fund’s use of options and futures and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

Semi-Annual Report | April 30, 2012	21

Whitebox Mutual Funds	Notes to Financial Statements
April 30, 2012 (Unaudited)

Written option activity for the period ended April 30, 2012 was as follows:

	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums
Outstanding, December 1, 2011(1)	-	$-	-	$-
Positions opened	(222)	(31,795)	(470)	(15,288)
Exercised	99	13,419	-
Expired	2	102	400	10,094
Closed	66	3,455	-	-
Split	-	-	-	-
Outstanding, April 30, 2012	(55)	$(14,819)	(70)	$(5,194)

(1) The Fund’s inception date was December 1, 2011.

The number of options contracts held at April 30, 2012 is representative of options contracts activity during the period ended April 30, 2012.

The effect of derivative instruments on the Balance Sheet as of April 30, 2012:

Derivatives Not Accounted for as Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Equity Contracts (Purchased Options)	Investments, at value	$89,035
Equity Contracts (Written Options)			Written options, at value	$16,915
		$89,035		$16,915

The effect of derivatives instruments on the Statement of Operations for the period ended April 30, 2012:

Derivatives Not Accounted for as Hedging Instruments	Location of Gain/(Loss) on Derivatives Recognized in Income	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Equity Contracts (Purchased Options)	Net realized loss on investments/Net change in unrealized depreciation on investments	$ (9,363)	$ (49,465)
Equity Contracts (Written Options)	Net realized gain on written options/Net change in unrealized appreciation on written options	470	3,098
		$ (8,893)	$ (46,367)

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Whitebox Mutual Funds	Notes to Financial Statements
April 30, 2012 (Unaudited)

6. INVESTMENT ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with Whitebox Advisors, LLC (the “Adviser”), with whom certain officers and one trustee of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

The Fund has entered into a Fee Waiver and Expense Limitation Agreement with the Adviser whereby the Adviser has agreed to waive, through October 31, 2012, its management fee and/or reimburse the Fund’s other expenses (excluding extraordinary expenses), to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.60% of the average daily net assets attributable to the Fund’s Investor Shares and Advisor Shares and 1.35% of the average daily net assets attributable to the Fund’s Institutional Shares. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal year are less than the respective expense cap limitations, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

ALPS Fund Services, Inc. will act as the Fund’s administrator, accountant, and transfer agent. ALPS Distributors, Inc., an affiliate of ALPS Fund Services, Inc., will provide distribution services for the Fund. Fees for administration, accounting and distribution services are 0.05% on the first $500 million of managed assets in the Trust, 0.025% on the next $500 million of managed assets and 0.015% on managed assets in excess of $1 billion, subject to an annual minimum fee of $182,000 during the initial year of service. Fees for transfer agent services include annual open account fees of $7 or $9 per account (depending on the type of account), and are likewise subject to an annual minimum fee of $25,000. In addition to the fees described, there are various additional out-of-pocket expenses that are paid for these services provided to the Fund.

The Fund’s Investor Shares are assessed a front-end sales charge for investments of up to $1 million, and a contingent deferred sales charge for investments of $1 million or more. Neither the Fund’s Advisor Shares nor Institutional Shares bear any front-end or contingent deferred sales charges. The Fund’s Investor Shares and Advisor Shares bear Rule 12b-1 shareholder servicing fees of 0.25% per annum on the average daily net assets attributed to each such class of Shares. The Institutional Shares are not subject to any sales charges or Rule 12b-1 fees. As distributor of the Fund’s shares, ALPS Distributors, Inc. receives all front-end and contingent deferred sales charges and Rule 12b-1 fees, and retains the portion of such charges and fees not passed through to broker-dealers and other financial intermediaries involved in selling Fund shares and servicing Fund shareholders.

The Fund has entered into an agreement with a third-party custodian to provide custody services to the Fund. The Fund will pay the custodian a fee of 0.0075% of the Fund’s first $500 million of average daily net assets and 0.005% on the next $500 million of average daily net assets, plus daily transaction fees and out-of-pocket expenses, subject to an annual minimum fee of $20,000.

Semi-Annual Report | April 30, 2012	23

Whitebox Mutual Funds	Notes to Financial Statements
April 30, 2012 (Unaudited)

7. FEDERAL INCOME TAX INFORMATION

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at April 30, 2012, are displayed in the table below. The difference between book and tax basis unrealized appreciation/(depreciation) for the Funds is attributable primarily to the tax deferral of losses on wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Tax Unrealized Appreciation on Investments
Whitebox Tactical Opportunities Fund	$6,022,965	$241,898	$(121,172)	$120,726

8. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended April 30, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities) were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
Whitebox Tactical Opportunities	$5,463,956	$1,952,429

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Whitebox Mutual Funds	Notes to Financial Statements
April 30, 2012 (Unaudited)

9. CAPITAL SHARE TRANSACTIONS

Shares redeemed within 60 days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. For the period ended April 30, 2012, the amounts listed below were retained by the Fund.

Fund	Redemption Fee Retained
Whitebox Tactical Opportunities Fund - Advisor Class	$1
Whitebox Tactical Opportunities Fund - Institutional Class	1

Transactions in shares of capital stock for the period ended April 30, 2012 were as follows:

For the Period December 1, 2011 (Inception) to April 30, 2012
Investor Class
Shares sold	225,718
Shares redeemed	(225)

Net increase in shares outstanding	225,493

Advisor Class
Shares sold	162,054
Shares redeemed	(4)

Net increase in shares outstanding	162,050

Institutional Class
Shares sold	141,082
Shares redeemed	(4)

Net increase in shares outstanding	141,078

Semi-Annual Report | April 30, 2012	25

Whitebox Mutual Funds	Additional Information
April 30, 2012 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, (1) without charge, upon request, by calling 1–800–773–3863 and (2) on the SEC’s website at http://ww.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12–month period ended June 30 will be available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N–Q. The Fund’s Forms N–Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. Additionally, you may obtain copies of the Fund’s form N–Q by calling the Fund at 1–855-296-2866. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1–800–SEC–0330, (1–800–732–0330).

3. APPROVAL OF ADVISORY AGREEMENT

The Board of Trustees met in person on July 20, 2011 to consider, among other things, the Fund’s investment advisory agreement (the “Advisory Agreement”). At the meeting, the Board reviewed and considered information about the proposed fees and expenses. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement or any of their affiliates (the “Independent Trustees”), approved the Advisory Agreement.

The Trustees requested and evaluated materials from the Advisor. The Trustees consulted with counsel to the Fund and independent legal counsel to the Independent Trustees. The Trustees also discussed the Advisory Agreement in executive session with independent counsel, at which no representatives of the Advisor were present.

The Trustees did not consider any single factor as determinative. The Trustees determined that the overall arrangement between the Fund and the Advisor, as provided in the Advisory Agreement, was fair and reasonable and that the approval of the Advisory Agreement was in the best interests of the Fund and its future shareholders.

Nature, Extent and Quality of Services to be Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement. The Trustees considered the background and experience of the Advisor’s senior management and expertise of, and the amount of attention to be given to the Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team designated to be primarily responsible for the day-to-day management of the Fund and the infrastructure supporting the team. The Trustees also considered the quality of the material service providers to the Fund, who would provide administrative and distribution services on behalf of the Fund. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Fund, their overall confidence in the Advisor and its responsiveness to questions and concerns raised by the Trustees.

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Whitebox Mutual Funds	Additional Information
April 30, 2012 (Unaudited)

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services to be provided to the Fund by the Advisor.

Costs of Services to be Provided and Profitability to the Advisor

At the request of the Trustees, the Advisor provided information regarding the expected profitability to the Advisor in providing services to the Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information was not audited and represented the Advisor’s projections of revenues to be derived from the contractual services to be provided to the Fund, less anticipated expenses of providing such services.

The Trustees noted that the Advisor had agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than 1.60%, 1.60% and 1.35% of the Fund’s Investor Shares, Advisor Shares and Institutional Shares, respectively, exclusive of interest, taxes, dividend expense, borrowing costs, acquired fund fees and expenses, interest expense related to short sales, and extraordinary expenses. The Trustees acknowledged that the Advisor would not realize any meaningful profits unless and until the Fund’s assets increased substantially, which was not expected to occur in the immediate future.

Advisory Fee and Economies of Scale

The Trustees also reviewed reports comparing the Fund’s projected expense ratio and the advisory fee to be paid by the Fund to those of other comparable mutual funds and concluded that the advisory fee to be paid by the Fund and the Fund’s projected expense ratio were within the range of comparable mutual funds. The Trustees noted that the investment advisory fee was not adjusted if economies of scale were realized as the Fund grew, but did not consider that factor to be significant in light of the other factors considered.

Fees Relative to the Advisor’s Other Clients

The Trustees received and considered information about the fee rates charged to the Advisor’s other clients, and concluded that the fee rates charged to the Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees did not consider the Fund’s investment performance in July 2011 because the Fund had not yet commenced operations.

Semi-Annual Report | April 30, 2012	27

Whitebox Mutual Funds	Trustees & Officers
April 30, 2012 (Unaudited)

The business and affairs of each Fund are managed under the direction of its Board. The Board approves all significant agreements between a Fund and the persons or companies that furnish services to the Fund, including agreements with its distributor, Adviser, administrator, custodian and transfer agent. The day-to-day operations of each Fund are delegated to the Fund’s Adviser and administrator.

The name, address, age and principal occupations for the past five years of the Trustees and officers of the Trust are listed below, along with the number of portfolios in the Fund complex overseen by each Trustee. During the past five years none of the Independent Trustees has served as a director of a public company or mutual fund.

INDEPENDENT TRUSTEES

Name, Address* and Age	Length of Time Served	Position with Trust	Principal Occupation During The Past Five Years	Number of Portfolios in the Fund Complex Overseen by Trustee**
Lee Liberman Otis c/o Whitebox Mutual Funds 3033 Excelsior Boulevard Suite 300 Minneapolis, MN 55416 Age: 54	Since June 2011	Trustee	Since 2007, Senior Vice President and Director, Faculty Division of The Federalist Society. From 2005 to 2007, Associate Deputy Attorney General of U.S. Department of Justice.	1

Joseph M. Barsky III c/o Whitebox Mutual Funds 3033 Excelsior Boulevard Suite 300 Minneapolis, MN 55416 Age: 62	Since June 2011	Trustee	Since 2003, Program Director of Carlson School of Management-University of Minnesota.	1

Timothy J. Healy c/o Whitebox Mutual Funds 3033 Excelsior Boulevard Suite 300 Minneapolis, MN 55416 Age: 46	Since June 2011	Trustee	Since 2004, President and Owner of Team Spine (a distributor of medical equipment).	1

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Whitebox Mutual Funds	Trustees & Officers
April 30, 2012 (Unaudited)

INTERESTED TRUSTEE
Name, Address* and Age	Length of Time Served	Position with Trust	Principal Occupation During The Past Five Years	Number of Portfolios in the Fund Complex Overseen by Trustee**

Mark M. Strefling Whitebox Mutual Funds 3033 Excelsior Boulevard Suite 300 Minneapolis, MN 55416 Age: 41	Since June 2011	Chairman; Trustee	General Counsel and Chief Legal Officer of the Adviser since February 2008; Partner of Faegre & Benson LLP, legal counsel to the Adviser and the Trust, since 1999.	1

OFFICERS

Name, Address* and Age	Length of Time Served	Position with Trust	Principal Occupation During The Past Five Years

Bruce W. Nordin 3033 Excelsior Boulevard Suite 300 Minneapolis, MN 55416 Age: 57	President	Indefinite term; served since 2012	Managing Director of special situations and workouts of the Adviser since 2005.

Clint B. Semm 3033 Excelsior Boulevard Suite 300 Minneapolis, MN 55416 Age: 46	Treasurer	Indefinite term; served since Trust’s inception (2011)	Chief Financial Officer of the Adviser as of 2012. Controller for the Adviser 2001-2012.

Michael J. Wietecki 3033 Excelsior Boulevard Suite 300 Minneapolis, MN 55416 Age: 32	Secretary and Chief Compliance Officer	Indefinite term; served since Trust’s inception (2011)	Chief Compliance Officer of the Adviser since March 2009; Legal Analyst at the Adviser since March 2009; prior thereto, University of Minnesota Legal Advisors since 2007

Matthew L. Thompson 90 South Seventh Street Suite 2200 Minneapolis, MN 55402 Age: 54	Assistant Secretary	Indefinite term; served since Trust’s inception (2011)	Partner of Faegre & Benson LLP, legal counsel to the Adviser and the Trust, since 1995.

*	All communications to Trustees and Officers may be directed to Mark M. Strefling, Trustee and Chairman, Whitebox Mutual Funds, 3033 Excelsior Boulevard, Suite 300, Minneapolis, MN 55416.
**	The Fund Complex for all Trustees consists of Whitebox Tactical Opportunities Fund, the only registered investment company for which the Adviser provides investment advisory services.

Semi-Annual Report | April 30, 2012	29

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)	Not applicable.

(b)

The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WHITEBOX MUTUAL FUNDS

By:	/s/ Bruce W. Nordin
Bruce W. Nordin
President

Date:	July 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce W. Nordin
Bruce W. Nordin
President (Principal Executive Officer)

Date:	July 5, 2012

By:	/s/ Clint B. Semm
Clint B. Semm
Treasurer

Date:	July 5, 2012